Acquisitions and Dispositions - Summary of Leases Associated with PSA Facilities and Related Licensed Beds/Units by Operator Affiliation as of Disposition Date (Details) - MED Purchase and Sale Agreement
$ in Thousands
12 Months Ended
Dec. 31, 2019 USD ($) bed
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of licensed beds | bed	500
2019 Cash Annual Rent | $	$ 2,982
% of Total Expected 2019 Cash Annual Rent	16.30%
Attalla | Alabama
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of licensed beds | bed	182
Operator Affiliation	C.R. Management
Lease Term Expiration Date	Aug. 31, 2030
2019 Cash Annual Rent | $	$ 1,175
% of Total Expected 2019 Cash Annual Rent	6.40%
College Park | GEORGIA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of licensed beds | bed	100
Operator Affiliation	C.R. Management
Lease Term Expiration Date	Mar. 31, 2025
2019 Cash Annual Rent | $	$ 645
% of Total Expected 2019 Cash Annual Rent	3.50%
Quail Creek | Oklahoma
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of licensed beds | bed	118
Operator Affiliation	Southwest LTC
Lease Term Expiration Date	Dec. 31, 2025
2019 Cash Annual Rent | $	$ 783
% of Total Expected 2019 Cash Annual Rent	4.30%
Northwest | Oklahoma
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of licensed beds | bed	100
Operator Affiliation	Southwest LTC
Lease Term Expiration Date	Dec. 31, 2025
2019 Cash Annual Rent | $	$ 379
% of Total Expected 2019 Cash Annual Rent	2.10%